Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Mar. 31, 2016	[1]	Mar. 31, 2015	[1]	Jun. 30, 2016	[2]	Jun. 30, 2015	[2]	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill arising from acquisition									$ 33,745		$ 33,745		$ 33,745
Amortization of intangible assets	$ 420		$ 733		$ 841		$ 1,466		$ 2,620	[3]	5,186	[3],[4]	3,687	[4]
Weighted average remaining life of intangible assets									7 years
Loss on impairment of intangible assets									$ 18,606	[3]	$ 0	[3],[4]	$ 0	[4]

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.